THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 67.4%

	Face Amount	Value

Azerbaijan — 0.4%
Southern Gas Corridor CJSC
6.88%, 03/24/26	$1,290,000	$1,312,833

Bahrain — 0.8%
AUB Sukuk MTN
2.62%, 09/09/26	310,000	278,225
Gulf International Bank BSC MTN
2.38%, 09/23/25	322,000	295,123
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,000,000	991,256
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	943,346

		2,507,950

Brazil — 4.5%
Azul Investments LLP
7.25%, 06/15/26 (A)	325,000	213,093
Banco BTG Pactual
2.75%, 01/11/26	622,000	552,720
Banco do Brasil
3.25%, 09/30/26 (A)	1,500,000	1,388,250
Banco Votorantim MTN
4.38%, 07/29/25	637,000	609,927
Braskem Netherlands Finance BV
8.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81 (B)	660,000	657,360
BRF GmbH
4.35%, 09/29/26	363,000	322,184
Cemig Geracao e Transmissao
9.25%, 12/05/24	312,000	316,680
Centrais Eletricas Brasileiras
3.63%, 02/04/25	311,000	291,714
CSN Resources
7.63%, 04/17/26	229,000	229,056
FS Luxembourg S.A.R.L.
10.00%, 12/15/25 (A)	675,000	670,892
Gol Finance
8.00%, 06/30/26 (A)	600,000	300,000
Itau Unibanco Holding
3.25%, 01/24/25	1,158,000	1,115,270

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Brazil (continued)
Light Servicos de Eletricidade
4.38%, 06/18/26 (A)	$1,200,000	$357,324
NBM US Holdings
7.00%, 05/14/26	1,316,000	1,306,149
Petrorio Luxembourg Trading Sarl
6.13%, 06/09/26 (A)	650,000	610,317
Tupy Overseas
4.50%, 02/16/31 (A)	400,000	320,873
Unigel Luxembourg
8.75%, 10/01/26 (A)	1,574,000	1,455,478
Usiminas International Sarl
5.88%, 07/18/26	1,050,000	995,106
Vale Overseas
6.25%, 08/10/26	647,000	663,031
XP
3.25%, 07/01/26 (A)	1,700,000	1,462,687

		13,838,111

Burkina Faso — 0.3%
Endeavour Mining
5.00%, 10/14/26 (A)	1,117,000	934,147

		934,147

Canada — 0.8%
Vermilion Energy
6.88%, 05/01/30 (A)	2,552,000	2,325,904

Chile — 1.9%
AES Andes
7.13%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79 (B)	634,000	605,795
Banco Santander Chile
2.70%, 01/10/25	680,000	650,250
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	812,771
Cencosud
5.15%, 02/12/25	1,818,000	1,799,820
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	560,000	541,169
Empresa Nacional del Petroleo
3.75%, 08/05/26	940,000	874,749

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Chile (continued)
Kenbourne Invest
4.70%, 01/22/28 (A)	$1,100,000	$632,707

		5,917,261

China — 5.1%
Agile Group Holdings
8.38%, 12/04/71 (B)(C)	1,860,000	604,500
BOC Aviation MTN
6.26%, ICE LIBOR USD 3 Month + 1.125%, 09/26/23 (B)	110,000	109,935
Central Plaza Development
4.65%, 01/19/26	345,000	296,959
China SCE Group Holdings
7.38%, 04/09/24	500,000	326,400
Chinalco Capital Holdings
4.10%, 03/11/72 (B)(C)	1,223,000	1,193,037
CIFI Holdings Group
5.95%, 10/20/25	311,000	65,111
6.00%, 07/16/25	622,000	130,365
CNPC Global Capital
1.35%, 06/23/25	700,000	648,816
COSL Singapore Capital
1.88%, 06/24/25	700,000	656,369
Country Garden Holdings
3.13%, 10/22/25	625,000	359,326
5.13%, 01/17/25	634,000	408,467
5.13%, 01/14/27	311,000	175,292
5.63%, 12/15/26	309,000	175,903
6.50%, 04/08/24	622,000	486,328
ENN Clean Energy International Investment
3.38%, 05/12/26 (A)	1,650,000	1,483,741
Far East Horizon MTN
2.63%, 03/03/24	200,000	188,000
Fortune Star BVI
5.00%, 05/18/26	400,000	283,692
Geely Automobile Holdings
4.00%, 06/09/71 (B)(C)	328,000	306,680
Huarong Finance II MTN
5.50%, 01/16/25	3,183,000	2,927,101
KWG Group Holdings
7.88%, 08/30/24	841,000	280,558

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

China (continued)
Powerlong Real Estate Holdings
5.95%, 04/30/25	$336,000	$75,980
Prosus
3.26%, 01/19/27	1,321,000	1,198,737
RKPF Overseas
5.13%, 07/26/26	621,000	421,576
Shanghai Electric Group Global Investment
2.65%, 11/21/24	632,000	598,624
Shimao Group Holdings
5.20%, 01/16/27	1,003,000	139,676
5.60%, 07/15/26 (D)	309,000	43,048
6.13%, 02/21/24	654,000	91,233
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	150,040
Sino-Ocean Land Treasure IV
3.25%, 05/05/26	370,000	175,750
Sunac China Holdings
6.50%, 07/09/23	305,000	72,272
7.50%, 02/01/24	1,392,000	328,508
7.95%, 10/11/23 (D)	1,068,000	252,337
Times China Holdings
5.75%, 01/14/27	667,000	97,409
6.60%, 03/02/23	309,000	48,176
Weibo
3.50%, 07/05/24	400,000	389,113
West China Cement
4.95%, 07/08/26	316,000	252,076
Yili Holding Investment
1.63%, 11/19/25	350,000	318,479

		15,759,614

Colombia — 1.9%
Banco de Bogota
6.25%, 05/12/26	417,000	405,414
Bancolombia
3.00%, 01/29/25	673,000	633,287
Canacol Energy
5.75%, 11/24/28	1,765,000	1,425,237
Ecopetrol
4.63%, 11/02/31	680,000	523,016
EnfraGen Energia Sur
5.38%, 12/30/30	2,942,000	1,764,778

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Colombia (continued)
Grupo de Inversiones Suramericana
5.50%, 04/29/26	$730,000	$691,887
SURA Asset Management
4.88%, 04/17/24	358,000	350,840

		5,794,459

Egypt — 0.2%
Energean
6.50%, 04/30/27 (A)	600,000	546,562

Ghana — 0.5%
Kosmos Energy
7.50%, 03/01/28 (A)	1,300,000	1,057,747
7.75%, 05/01/27 (A)	200,000	167,952
Tullow Oil
10.25%, 05/15/26 (A)	610,000	470,310

		1,696,009

Guatemala — 0.1%
Investment Energy Resources
6.25%, 04/26/29 (A)	300,000	275,861

India — 5.6%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	1,067,878
Adani Green Energy
4.38%, 09/08/24 (A)	300,000	258,029
Adani Ports & Special Economic Zone
3.38%, 07/24/24	164,000	151,782
4.20%, 08/04/27	400,000	317,000
Adani Transmission Step-One
4.00%, 08/03/26	788,000	654,892
4.25%, 05/21/36	577,980	401,316
Bharti Airtel
4.38%, 06/10/25	747,000	734,112
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	620,000	621,339
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	694,383
Clean Renewable Power Mauritius Pte
4.25%, 03/25/27 (A)	334,250	289,153
Delhi International Airport
6.13%, 10/31/26	319,000	303,848

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

India (continued)
Greenko Solar Mauritius
5.55%, 01/29/25	$450,000	$430,875
5.95%, 07/29/26	338,000	316,453
Greenko Wind Projects Mauritius
5.50%, 04/06/25 (A)	1,000,000	945,659
ICICI Bank MTN
4.00%, 03/18/26	765,000	737,231
JSW Steel
5.95%, 04/18/24	554,000	544,305
Magnum Holdings
5.38%, 10/31/26 (A)	300,000	262,711
Network i2i
3.98%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, 06/03/71 (A)(B)(C)	1,100,000	963,091
NTPC MTN
4.25%, 02/26/26	764,000	745,408
Periama Holdings
5.95%, 04/19/26	1,515,000	1,428,736
REC
3.50%, 12/12/24	715,000	690,225
REC MTN
2.25%, 09/01/26	700,000	625,142
Reliance Industries
4.13%, 01/28/25	1,680,000	1,651,597
Shriram Finance MTN
4.40%, 03/13/24	1,787,000	1,726,689
State Bank of India MTN
1.80%, 07/13/26	620,000	557,299

		17,119,153

Indonesia — 3.7%
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	356,154
4.75%, 05/13/25	300,000	295,578
Bank Negara Indonesia Persero
4.30%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, 03/24/72 (B)(C)	1,800,000	1,458,900
Bank Rakyat Indonesia Persero
3.95%, 03/28/24	644,000	634,887
Cikarang Listrindo
4.95%, 09/14/26	950,000	904,875

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Indonesia (continued)
Medco Bell Pte
6.38%, 01/30/27	$550,000	$495,367
Medco Oak Tree Pte
7.38%, 05/14/26	691,000	658,173
Pelabuhan Indonesia Persero
4.25%, 05/05/25	1,996,000	1,944,543
Pertamina Persero
1.40%, 02/09/26	1,285,000	1,170,000
Perusahaan Gas Negara
5.13%, 05/16/24	710,000	703,610
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	647,000	637,295
4.33%, 05/28/25	250,000	248,625
4.40%, 06/06/27 (A)	2,000,000	1,987,325

		11,495,332

Israel — 3.0%
Energean Israel Finance
4.50%, 03/30/24 (A)	1,648,000	1,608,860
4.88%, 03/30/26 (A)	350,000	323,750
Israel Electric
5.00%, 11/12/24 (A)	3,973,000	3,924,633
Leviathan Bond
6.13%, 06/30/25 (A)	636,026	619,331
6.50%, 06/30/27 (A)	620,000	593,650
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,416,000	2,186,480

		9,256,704

Jordan — 0.4%
Hikma Finance USA
3.25%, 07/09/25	1,299,000	1,220,644

Kazakhstan — 1.0%
KazMunayGas National JSC
4.75%, 04/24/25	631,000	611,358
4.75%, 04/19/27 (A)	316,000	290,297
KazMunayGas National JSC MTN
5.38%, 04/24/30	667,000	594,847
Nostrum Oil & Gas Finance BV
5.00%, 06/30/26	47,000	34,934
14.00%, 06/30/26	65,691	26,276

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Kazakhstan (continued)
Tengizchevroil Finance International
2.63%, 08/15/25 (A)	$900,000	$802,820
4.00%, 08/15/26	981,000	867,008

		3,227,540

Kuwait — 1.3%
Kuwait Projects SPC MTN
4.50%, 02/23/27	868,000	741,237
MEGlobal Canada ULC MTN
5.00%, 05/18/25 (A)	1,800,000	1,780,668
NBK SPC
1.63%, U.S. SOFR + 1.050%, 09/15/27 (B)	1,750,000	1,555,313

		4,077,218

Macao — 0.8%
Sands China
4.30%, 01/08/26	2,718,000	2,548,088

Macau — 0.9%
MGM China Holdings
4.75%, 02/01/27 (A)	1,705,000	1,527,186
Wynn Macau
5.13%, 12/15/29	1,499,000	1,227,681

		2,754,867

Malaysia — 0.8%
Axiata SPV2 MTN
4.36%, 03/24/26	819,000	810,384
Misc Capital Two Labuan MTN
3.63%, 04/06/25 (A)	1,000,000	970,309
TNB Global Ventures Capital MTN
3.24%, 10/19/26	636,000	597,389

		2,378,082

Mexico — 4.9%
Alsea
7.75%, 12/14/26 (A)	1,000,000	976,910
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	612,360
4.38%, 04/11/27	1,122,000	1,053,277
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 (A)	1,112,000	1,105,884

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Mexico (continued)
Cemex
5.45%, 11/19/29	$1,039,000	$978,110
7.38%, 06/05/27 (A)	700,000	724,430
Comision Federal de Electricidad
4.75%, 02/23/27	1,506,000	1,425,956
Grupo Bimbo
5.95%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.280%, 07/17/71 (B)(C)	708,000	707,545
Orbia Advance
1.88%, 05/11/26	310,000	276,398
Petroleos Mexicanos
6.70%, 02/16/32	5,825,000	4,637,093
Sigma Alimentos
4.13%, 05/02/26	767,000	731,810
Southern Copper
3.88%, 04/23/25	816,000	790,222
Total Play Telecomunicaciones
7.50%, 11/12/25	660,000	395,010
Trust Fibra Uno
5.25%, 01/30/26	600,000	568,305

		14,983,310

Nigeria — 0.1%
Access Bank MTN
6.13%, 09/21/26 (A)	300,000	238,140

Oman — 1.1%
Bank Muscat SAOG MTN
4.75%, 03/17/26	664,000	639,100
OmGrid Funding
5.20%, 05/16/27	2,210,000	2,114,201
OQ SAOC MTN
5.13%, 05/06/28 (A)	400,000	380,375
Oztel Holdings SPC
6.63%, 04/24/28	288,000	298,249

		3,431,925

Panama — 0.0%
Banco General
4.13%, 08/07/27	110,000	101,337

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Paraguay — 0.1%
Telefonica Celular del Paraguay
5.88%, 04/15/27	$335,000	$307,751

Peru — 1.1%
Banco de Credito del Peru S.A.
2.70%, 01/11/25	636,000	607,189
Banco de Credito del Peru S.A. MTN
3.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.450%, 09/30/31 (B)	690,000	598,328
Cia de Minas Buenaventura SAA
5.50%, 07/23/26	317,000	270,213
Credicorp
2.75%, 06/17/25	1,631,000	1,520,818
Volcan Cia Minera SAA
4.38%, 02/11/26	530,000	438,268

		3,434,816

Philippines — 0.4%
BDO Unibank MTN
2.13%, 01/13/26	310,000	281,356
Petron
5.95%, 10/19/71 (B)(C)	316,000	276,460
SMC Global Power Holdings
7.00%, 04/21/71 (B)(C)	632,000	539,665

		1,097,481

Qatar — 2.3%
ABQ Finance MTN
1.88%, 09/08/25	1,353,000	1,238,544
3.13%, 09/24/24	212,000	204,230
Doha Finance MTN
2.38%, 03/31/26	1,247,000	1,141,005
MAR Sukuk
2.21%, 09/02/25	310,000	289,494
3.03%, 11/13/24	289,000	278,651
QIB Sukuk
1.95%, 10/27/25	1,116,000	1,029,144
QNB Finance MTN
2.75%, 02/12/27	1,833,000	1,690,943
3.50%, 03/28/24	1,217,000	1,195,678

		7,067,689

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Saudi Arabia — 2.9%
Almarai Sukuk
4.31%, 03/05/24	$213,000	$209,813
ANB Sukuk
3.33%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.974%, 10/28/30 (B)	316,000	295,792
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	663,791
Global Sukuk
0.95%, 06/17/24 (A)	300,000	285,842
1.60%, 06/17/26 (A)	300,000	274,161
Riyad Sukuk
3.17%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.791%, 02/25/30 (B)	644,000	609,540
Saudi Arabian Oil
1.63%, 11/24/25 (A)	1,700,000	1,572,758
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	1,362,000	1,339,767
Saudi Electricity Global Sukuk 5
1.74%, 09/17/25	1,915,000	1,775,167
SNB Funding
2.75%, 10/02/24	1,774,000	1,705,133
2.90%, 01/29/27	310,000	289,075

		9,020,839

South Africa — 2.7%
Anglo American Capital
3.63%, 09/11/24 (A)	690,000	673,071
4.75%, 04/10/27	1,363,000	1,332,492
Bidvest Group UK
3.63%, 09/23/26	316,000	285,829
Eskom Holdings SOC
4.31%, 07/23/27	690,000	613,120
7.13%, 02/11/25	338,000	330,922
Eskom Holdings SOC MTN
6.35%, 08/10/28	315,000	297,297
FirstRand Bank
6.25%, USD Swap Semi 30/360 5 Yr Curr + 3.561%, 04/23/28 (B)	428,000	424,790
Liquid Telecommunications Financing
5.50%, 09/04/26 (A)	400,000	269,000
Mauritius Investments
6.50%, 10/13/26	954,000	948,955

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

South Africa (continued)
Sasol Financing USA
5.88%, 03/27/24	$1,273,000	$1,257,724
6.50%, 09/27/28	628,000	586,745
Stillwater Mining
4.00%, 11/16/26	1,317,000	1,175,423

		8,195,368

South Korea — 5.3%
Hana Bank
3.25%, 03/30/27	300,000	284,859
Hyundai Capital Services MTN
1.25%, 02/08/26	810,000	726,874
Kookmin Bank
1.75%, 05/04/25 (A)	1,500,000	1,405,230
Kookmin Bank MTN
4.35%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.639%, 01/02/72 (B)(C)	726,000	687,177
Korea East-West Power
1.75%, 05/06/25 (A)	1,100,000	1,031,326
NAVER
1.50%, 03/29/26	310,000	278,674
NongHyup Bank MTN
1.25%, 07/20/25	620,000	569,582
POSCO
2.75%, 07/15/24	361,000	350,778
4.38%, 08/04/25	1,060,000	1,042,993
5.63%, 01/17/26 (A)	650,000	657,138
Shinhan Bank MTN
3.88%, 03/24/26	1,543,000	1,467,437
Shinhan Financial Group
2.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.064%, 11/12/71 (B)(C)	1,800,000	1,516,860
SK Battery America
2.13%, 01/26/26	1,295,000	1,142,527
SK Hynix
1.50%, 01/19/26 (A)	1,000,000	887,956
6.25%, 01/17/26 (A)	1,650,000	1,665,673
6.38%, 01/17/28 (A)	1,300,000	1,306,348

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

South Korea (continued)
Woori Bank MTN
4.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.664%, 04/04/72 (B)(C)	$723,000	$679,620
4.75%, 04/30/24	474,000	469,374

		16,170,426

Supranational — 1.0%
Africa Finance MTN
4.38%, 04/17/26	687,000	639,707
African Export-Import Bank
2.63%, 05/17/26 (A)	986,000	879,058
Central American Bank for Economic Integration
2.00%, 05/06/25 (A)	1,800,000	1,698,239

		3,217,004

Taiwan — 0.6%
Formosa Group Cayman
3.38%, 04/22/25	316,000	305,047
TSMC Arizona
3.88%, 04/22/27	1,000,000	981,437
TSMC Global
1.25%, 04/23/26	648,000	585,457

		1,871,941

Tanzania — 0.5%
HTA Group
7.00%, 12/18/25 (A)	1,500,000	1,420,500

Thailand — 0.8%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	108,821
5.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.729%, 03/23/72 (A)(B)(C)	1,700,000	1,546,810
Kasikornbank MTN
3.34%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 10/02/31 (B)	942,000	826,256

		2,481,887

Turkey — 1.2%
Akbank
6.80%, 02/06/26	688,000	664,19	5
KOC Holding
6.50%, 03/11/25	300,000	297,548

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Turkey (continued)
QNB Finansbank
6.88%, 09/07/24	$361,000	$362,928
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	203,820
6.88%, 02/28/25	730,000	698,777
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	655,000	622,296
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26	309,000	288,822
Yapi ve Kredi Bankasi MTN
5.85%, 06/21/24	681,000	667,373

		3,805,759

Ukraine — 0.0%
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/26	652,000	123,880

United Arab Emirates — 5.1%
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	711,961
BOS Funding MTN
4.00%, 09/18/24	310,000	297,510
Commercial Bank of Dubai PSC
6.00%, CMTUSD6Y + 5.597%, 04/21/71 (B)(C)	460,000	444,213
DAE Funding MTN
2.63%, 03/20/25	310,000	291,127
DAE Sukuk Difc MTN
3.75%, 02/15/26	1,765,000	1,691,241
DIB Sukuk
2.95%, 02/20/25	936,000	896,591
DIB Sukuk MTN
2.95%, 01/16/26	1,518,000	1,432,612
DIFC Sukuk
4.33%, 11/12/24	545,000	534,100
DP World Salaam
6.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%, 01/01/72 (B)(C)	1,422,000	1,411,514
EI Sukuk
1.83%, 09/23/25	310,000	286,297
Emaar Sukuk MTN
3.64%, 09/15/26	637,000	603,557

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

United Arab Emirates (continued)
EMG Sukuk
4.56%, 06/18/24	$446,000	$439,381
Emirates Development Bank PJSC MTN
1.64%, 06/15/26	310,000	278,993
Fab Sukuk
2.50%, 01/21/25	400,000	382,468
First Abu Dhabi Bank PJSC
4.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.138%, 04/05/72 (B)(C)	682,000	640,262
MAF Global Securities
4.75%, 05/07/24	1,349,000	1,333,163
MDGH GMTN RSC MTN
2.50%, 05/21/26	3,070,000	2,876,105
National Central Cooling PJSC
2.50%, 10/21/27	626,000	560,596
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	392,902
Shelf Drilling Holdings
8.88%, 11/15/24 (A)	43,000	42,648

		15,547,241

United Kingdom — 0.8%
Barclays
4.38%, 01/12/26	690,000	665,491
HSBC Holdings
7.34%, U.S. SOFR + 3.030%, 11/03/26 (B)	1,752,000	1,815,319

		2,480,810

United States — 2.2%
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,625,333
Vital Energy
10.13%, 01/15/28	2,657,000	2,551,411
Wells Fargo MTN
4.54%, U.S. SOFR + 1.560%, 08/15/26 (B)	2,588,000	2,538,729

		6,715,473

Uzbekistan — 0.2%
Uzauto Motors AJ
4.85%, 05/04/26 (A)	600,000	512,916

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value

Zambia — 0.1%
First Quantum Minerals
6.88%, 03/01/26	$363,000	$352,096

Total Global Bonds (Cost $229,500,675)		207,564,928

U.S. TREASURY OBLIGATIONS — 14.9%

U.S. Treasury Bills
4.51%, 4/13/2023 (E)	$4,000,000	3,995,014
7.30%, 5/18/2023 (E)	5,000,000	4,970,807
U.S. Treasury Notes
3.00%, 7/15/2025	14,899,300	14,570,468
4.00%, 12/15/2025	5,000,000	5,016,016
4.63%, 2/28/2025 to 3/15/2026 (a)	16,974,100	17,161,330

Total U.S. Treasury Obligations (Cost $46,008,136)		45,713,635

SOVEREIGN DEBT — 13.4%

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	$356,000	366,342

Colombia — 0.3%
Colombia Government International Bond
3.88%, 04/25/27	966,000	876,063

Dominican Republic — 1.1%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,173,448
6.88%, 01/29/26	879,000	890,579
Dominican Republic International Bond
5.95%, 01/25/27	1,380,000	1,356,638

		3,420,665

Ecuador — 0.6%
Ecuador Government International Bond
5.50%, 07/31/23	3,770,436	1,752,654

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value

Egypt — 0.2%
Egypt Government International Bond MTN
5.80%, 09/30/27	$684,000	$478,581

El Salvador — 0.1%
El Salvador Government International Bond
6.38%, 01/18/27	332,000	184,410

Ghana — 0.2%
Ghana Government International Bond
8.13%, 03/26/32	1,417,000	489,715

Guatemala — 0.4%
Guatemala Government Bond
4.50%, 05/03/26	1,380,000	1,348,021

Hungary — 0.3%
Hungary Government International Bond
6.13%, 05/22/28(A)	1,000,000	1,024,520

Indonesia — 0.9%
Indonesia Government International Bond
4.35%, 01/08/27	2,116,000	2,094,894
4.55%, 01/11/28	659,000	657,725

		2,752,619

Jordan — 0.5%
Jordan Government International Bond
4.95%, 07/07/25	1,500,000	1,433,460

		1,433,460

Lebanon — 0.1%
Lebanon Government International Bond MTN
6.10%, 10/04/22(D)	1,260,000	78,435
6.15%, 06/19/20(D)	2,770,000	171,047
6.85%, 05/25/29(D)	1,594,000	99,625

		349,107

Mexico — 0.4%
Mexico Government International Bond
5.40%, 02/09/28	1,333,000	1,371,578

Mongolia — 0.4%
Mongolia Government International Bond
3.50%, 07/07/27(A)	1,000,000	790,000
8.65%, 01/19/28(A)	350,000	343,000

		1,133,000

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value

Nigeria — 0.2%
Nigeria Government International Bond MTN
6.50%, 11/28/27	$677,000	$550,063

Oman — 0.1%
Oman Sovereign Sukuk
4.40%, 06/01/24	356,000	350,582

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	662,417

Romania — 0.5%
Romanian Government International Bond
3.00%, 02/27/27	1,318,000	1,198,036
6.63%, 02/17/28(A)	300,000	311,013

		1,509,049

Saudi Arabia — 0.9%
Saudi Government International Bond MTN
3.25%, 10/26/26	2,246,000	2,160,369
4.75%, 01/18/28(A)	700,000	707,952

		2,868,321

Serbia — 0.1%
Serbia International Bond
6.25%, 05/26/28(A)	350,000	353,395

South Africa — 0.8%
Republic of South Africa Government International Bond
5.88%, 09/16/25	750,000	748,845
South Africa Government International Bond
4.85%, 09/27/27	688,000	655,320
4.88%, 04/14/26	1,184,000	1,148,085

		2,552,250

South Korea — 1.6%
Export-Import Bank of Korea
4.88%, 01/11/26	659,000	662,776
Korea Electric Power
3.63%, 06/14/25(A)	1,000,000	974,850
Korea Gas
3.88%, 07/13/27(A)	1,500,000	1,459,779
Korea Hydro & Nuclear Power MTN
1.25%, 04/27/26	997,000	893,272

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value

South Korea (continued)
Korea Mine Rehabilitation & Mineral Resources MTN
1.75%, 04/15/26	$1,000,000	$896,580

		4,887,257

Sri Lanka — 0.1%
Sri Lanka Government International Bond
7.55%, 03/28/30(D)	1,081,000	378,212

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	308,000	299,928

Turkey — 2.3%
Turkey Government International Bond
9.88%, 01/15/28	6,368,000	6,626,668
Turkiye Ihracat Kredi Bankasi
5.75%, 07/06/26	619,000	563,946

		7,190,614

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/26(D)	1,294,000	235,053
7.75%, 09/01/28(D)	619,000	111,681

		346,734

United Arab Emirates — 0.5%
Sharjah Sukuk Program MTN
3.85%, 04/03/26	1,621,000	1,550,402

Uzbekistan — 0.2%
Republic of Uzbekistan International Bond MTN
4.75%, 02/20/24	538,000	528,446

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24(D)	811,000	364,950

Total Sovereign Debt (Cost $44,186,662)		41,373,355

COMMON STOCK — 0.9%

Shares

Brazil — 0.1%
MercadoLibre *	257	338,741

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

Canada — 0.1%
Vermilion Energy	12,508	$162,229

China — 0.3%
Alibaba Group Holding ADR *	9,703	991,453

Kazakhstan — 0.0%
Nostrum Oil & Gas *	28,824	3,085

Macao — 0.1%
Sands China *	86,000	299,087

Taiwan — 0.2%
Sea ADR *	7,699	666,348

United States — 0.1%
APA	4,638	167,246

Total Common Stock (Cost $2,636,448)		2,628,189

PURCHASED OPTIONS — 0.1%*

	Contracts
Total Purchased Options (Cost $286,900)	461	247,138

Total Investments - 96.7% (Cost $322,618,821)		$297,527,245

WRITTEN OPTIONS — 0.0%*

Total Written Options (Proceeds $5,053)	(31)	$(10,819)

Other Assets & Liabilities, Net - 17.8%		10,274,354

Net Assets - 100.0%		$307,790,780

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

The open option contracts held by the Fund at March 31, 2023, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.1%

Put Options
Nasdaq-100	2	$2,500,000	$12,500.00	12/16/2023	$129,800
PulteGroup, Inc.	69	402,132	45.00	10/21/2023	11,661
Williams-Sonoma, Inc.	17	206,822	105.00	5/20/2023	3,094
Williams-Sonoma, Inc.	14	170,324	100.00	5/20/2023	1,666

		3,279,278			146,221

Call Options
Alphabet, Inc.	198	2,053,854	105.00	4/22/2023	45,540
PDD Holdings Inc.	63	478,170	85.00	4/22/2023	6,867
Sea Ltd.	98	848,190	85.00	4/22/2023	48,510

		3,380,214			100,917

Total Purchased Options		$6,659,492			$247,138

WRITTEN OPTION — 0.0%

Call Options
Alibabe Group Holding, Ltd.	(31)	$(316,758)	105.00	04/22/23	$(10,819)

Total Written Option		(316,758)			$(10,819)

The open futures contracts held by the Fund at March 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Canadian 2-Year Bond	253	Jun-2023	$19,171,243	$19,427,555	$(29,189)
MSCI Emerging Markets	60	Jun-2023	2,969,581	2,986,500	16,919
Russell 2000 Index E-MINI	57	Jun-2023	5,008,117	5,168,475	160,358
U.S. 5-Year Treasury Note	71	Jun-2023	7,767,593	7,775,055	7,462

			34,916,534	35,357,585	155,550

Short Contracts
3 Month SOFR	(138)	Mar-2024	$(33,017,739)	$(33,016,500)	$1,238
Canadian 10-Year Bond	(49)	Jun-2023	(4,521,139)	(4,574,059)	14,322
CBOT Mini DJIA	(19)	Jun-2023	(3,100,569)	(3,178,700)	(78,131)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100
Index E-MINI	(15)	Jun-2023	$(3,939,559)	$(3,990,525)	$(50,966)

			(44,579,006)	(44,759,784)	(113,537)

			$(9,662,472)	$(9,402,199)	$42,013

The open forward foreign currency contracts held by the Fund at March 31, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Bank of America	04/05/23	USD	1,716,570	ILS	6,126,175	$(12,967)
Bank of America	04/05/23	ILS	6,126,175	USD	1,689,591	(14,012)
Bank of America	04/14/23	USD	1,743,026	MXN	31,961,000	27,167
Bank of America	04/14/23	MXN	31,961,000	USD	1,719,575	(50,617)
Bank of America	04/14/23	HUF	626,270,000	USD	1,718,156	(63,526)
Barclays PLC	04/20/23	USD	1,718,350	PEN	6,479,432	1,697
Goldman Sachs	04/04/23	USD	1,707,100	BRL	8,815,294	32,148
Goldman Sachs	04/04/23	BRL	8,935,149	USD	1,707,100	(55,796)
Goldman Sachs	04/14/23	USD	1,699,577	MXN	32,448,000	97,588
Goldman Sachs	04/14/23	MXN	64,644,400	USD	3,438,038	(142,359)
Goldman Sachs	04/17/23	USD	1,716,730	TWD	52,379,149	3,311
JPMorgan Chase Bank	04/05/23	USD	1,718,864	ILS	6,171,476	(2,663)
JPMorgan Chase Bank	04/05/23	ILS	6,171,476	USD	1,696,636	(19,564)
JPMorgan Chase Bank	04/11/23	USD	5,043,821	JPY	669,862,000	7,058
JPMorgan Chase Bank	04/12/23	USD	1,715,738	THB	59,253,000	18,619
JPMorgan Chase Bank	04/12/23	THB	59,253,000	USD	1,737,879	3,523
JPMorgan Chase Bank	04/14/23	USD	1,627,616	MXN	31,150,895	97,708
JPMorgan Chase Bank	04/14/23	MXN	31,150,895	USD	1,717,086	(8,239)
Morgan Stanley	04/14/23	USD	1,664,900	HUF	626,270,000	116,782
Morgan Stanley	04/14/23	USD	1,757,292	MXN	32,196,400	25,938
Morgan Stanley	04/17/23	TWD	52,290,566	USD	1,716,730	(402)
Morgan Stanley	04/20/23	PEN	6,534,644	USD	1,718,350	(16,354)

						$45,040

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

The open centrally cleared swap agreements held by the Fund at March 31, 2023, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
MARKIT CDX.NA.HY.39 12/27	Buy	5.00%	Quarterly	12/20/2027	1,719,000	$(20,114)	$(6,079)	$(14,035)
MARKIT CDX.NA.HY.40	Buy	5.00%	Quarterly	06/20/2028	6,725,000	(97,963)	$(97,963)	0
MARKIT CDX.NA.IG.39 12/27	Buy	1.00%	Quarterly	12/20/2027	3,376,000	(39,091)	$(23,894)	(15,197)
MARKIT CDX.NA.IG.40	Buy	1.00%	Quarterly	06/20/2028	6,870,000	(78,029)	$(57,439)	(20,590)

						$(235,197)	$(185,375)	$(49,822)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
SOFR COMPOUND	USD @ 2.77745%	Annually	07/25/2042	USD	4,485,000	$(236,950)	$–	$(236,950)
USD @ 2.57945%	SOFR	Annually	07/25/2052	USD	3,346,500	239,719	–	239,719
SOFRRATE	USD @ 3.14665%	Annually	09/20/2042	USD	4,761,000	9,149	–	9,149
USD @ 2.92801%	SOFRRATE	Annually	09/20/2052	USD	3,588,000	8,270	–	8,270

						$20,188	$–	$20,188

*	Non-Income producing security.

(A)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. On March 31, 2023, the value of these securities amounted to $63,522,257 or 20.6% of Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

(D)	The issuer is, or is in danger of being, in default of its payment obligation.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

ADR — American Depositary Receipt

BBA — British Bankers Association

BZDIOVRA — Brazil Interbank Deposit Rate

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2023 (Unaudited)

CMT— Constant Maturity

ETF — Exchange Traded Fund

EURIBOR — European Interbank Offered Rate

FTSE — Financial Times Stock Exchange Group

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

LLP — Limited Liability Partnership

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPI — Swiss Performance Index

SPDR — Standard & Poor’s Depositary Receipt

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corporation

Amounts designated as “—” are $0.

API-QH-002-0800

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.8%

	Shares	Value

Canada — 6.2%
Descartes Systems Group *	228,110	$18,410,832

United States — 86.6%
Communication Services — 4.2%
New York Times, Cl A	316,062	12,288,491

Consumer Discretionary — 22.7%
Brunswick	76,456	6,269,392
Lindblad Expeditions Holdings *	1,077,257	10,298,577
Malibu Boats, Cl A *	143,983	8,127,841
Skyline Champion *	197,366	14,847,844
Vail Resorts	69,243	16,180,704
YETI Holdings *	280,089	11,203,560

		66,927,918

Health Care — 8.7%
Option Care Health *	490,732	15,590,555
Progyny *	314,298	10,095,252

		25,685,807

Industrials — 38.2%
Atkore *	48,800	6,855,424
Driven Brands Holdings *	437,550	13,262,140
EnPro Industries	112,495	11,687,106
Federal Signal	235,703	12,777,460
Hillman Solutions *	1,658,894	13,967,887
Montrose Environmental Group *	441,369	15,743,632
SiteOne Landscape Supply *	104,039	14,239,818
Trex *	248,058	12,072,983
WESCO International	76,917	11,886,753

		112,493,203

Information Technology — 7.9%
DoubleVerify Holdings, Cl Rights *	470,887	14,197,243
Sprout Social, Cl A *	146,727	8,932,740

		23,129,983

Materials — 4.9%
Ingevity *	203,314	14,541,017

		255,066,419

Total Common Stock (Cost $238,144,471)		273,477,251

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — 6.6%

	Face Amount	Value
U.S. Treasury Bills	4.40%,
4.40%, 5/25/2023 (A)	$14,500,000	$14,403,027
4.54%, 4/13/2023 (A)	5,000,000	4,993,767

Total U.S. Treasury Obligations (Cost $19,397,662)		19,396,794

Total Investments - 99.4% (Cost $257,542,133)		$292,874,045

Other Assets & Liabilities, Net - 0.6%		1,741,007

Net Assets - 100.0%		$294,615,052

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Russell 2000 Index E-MINI	135	Jun-2023	$11,952,254	$12,241,125	$288,871

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/21/23	CAD 23,800,000	USD 17,234,743	$(398,205)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2023 (Unaudited)

The open OTC swap agreements held by the Fund at March 31, 2023, are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Boston Beer Company	BOSTON BEER COMPANY INC-A	1MLIBOR	Annually	02/13/25	USD	$1,578,913	$133,619	$–	$133,619
Morgan Stanley	BURLINGTON STORES I	BURLINGTON STORES INC	1MLIBOR	Annually	01/27/25	USD	2,267,430	177,918	–	$177,918
Morgan Stanley	CHEFS’	CHEFS’	1MLIBOR	Annually	02/13/25	USD	2,300,303	79,392	–	$79,392
Morgan Stanley	HELEN OF TROY LTD	HELEN OF TROY LTD	1MLIBOR	Annually	01/27/25	USD	2,255,634	245,548	–	$245,548
Morgan Stanley	Ralph Lauren Corp	RALPH LAUREN CORP	1MLIBOR	Annually	01/27/25	USD	2,322,522	57,136	–	$57,136
Morgan Stanley	RH	1MLIBOR	RH	Annually	07/17/24	USD	14,274,825	(2,105,361)	95	$(2,105,456)
Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMER MARKET INC	1MLIBOR	Annually	04/12/23	USD	6,118,149	(1,748,819)	–	$(1,748,819)

							$31,117,776	(3,160,567)	$95	$(3,160,662)

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

ADR — American Depositary Receipt

BBA — British Bankers Association

BZDIOVRA — Brazil Interbank Deposit Rate

Cl — Class

CMT— Constant Maturity

ETF — Exchange Traded Fund

EURIBOR — European Interbank Offered Rate

FTSE— Financial Times Stock Exchange Group

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

LLP — Limited Liability Partnership

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2023 (Unaudited)

SOFR — Secured Overnight Financing Rate

SPI — Swiss Performance Index

SPDR — Standard & Poor’s Depositary Receipt

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corporation

Amounts designated as “—” are $0.

API-QH-003-0700

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND March 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 53.7%

	Shares	Value
Belgium — 1.9%
Anheuser-Busch InBev	84,279	$5,618,053

China — 6.3%
Alibaba Group Holding ADR *	37,796	3,861,995
Budweiser Brewing APAC	1,088,900	3,313,880
Industrial & Commercial Bank of China, Cl H	12,595,000	6,693,482
JD.com ADR	18,148	796,516
Meituan, Cl B *	2,820	51,161
Tencent Holdings	28,200	1,378,115
Tencent Holdings ADR	53,894	2,634,878

		18,730,027

Denmark — 1.8%
Novo Nordisk ADR	33,470	5,326,416

France — 2.3%
Accor	9,457	307,459
Air Liquide	3,521	589,378
Bureau Veritas	20,586	591,489
L’Oreal	4,967	2,219,477
L’Oreal ADR	24,539	2,187,407
LVMH Moet Hennessy Louis Vuitton	334	306,583
Pernod Ricard	1,316	297,984
Vinci	2,567	294,288

		6,794,065

Germany — 15.6%
Brenntag	80,065	6,025,415
Deutsche Boerse	30,632	5,964,388
Fresenius & KGaA	208,684	5,635,171
Infineon Technologies	58,088	2,385,406
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	24,193	8,458,775
Puma	89,150	5,526,651
SAP	49,279	6,222,512
SAP ADR	8,977	1,136,039
Siemens	30,151	4,884,601

		46,238,958

India — 3.7%
HDFC Bank ADR	56,604	3,773,788
ICICI Bank ADR	333,553	7,198,074

		10,971,862

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND March 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
Italy — 1.0%
Moncler	42,154	$2,911,654

Japan — 4.4%
Asahi Group Holdings	33,200	1,235,639
FANUC	91,500	3,304,266
Nintendo	49,000	1,903,238
Sony Group	2,100	191,275
Sony Group ADR	69,234	6,276,062

		12,910,480

Netherlands — 2.6%
ASM International	6,709	2,723,201
Euronext	18,937	1,450,105
Universal Music Group	143,065	3,623,101

		7,796,407

Sweden — 0.6%
Hexagon, Cl B	165,086	1,900,042

Switzerland — 1.5%
Alcon	18,802	1,326,293
Cie Financiere Richemont, Cl A	3,865	619,777
SGS	396	873,476
Straumann Holding	10,921	1,637,983

		4,457,529

Taiwan — 1.7%
Taiwan Semiconductor Manufacturing ADR	55,675	5,178,888

United Kingdom — 2.7%
AstraZeneca ADR	4,340	301,239
Coca-Cola Europacific Partners	127,103	7,523,227
InterContinental Hotels Group ADR	4,330	288,378

		8,112,844

United States — 7.6%
Holcim	47,563	3,067,402
Linde	15,787	5,611,331
Medtronic	71,895	5,796,175
Nestle	25,231	3,076,430
Stellantis	274,078	4,984,480

		22,535,818

Total Common Stock (Cost $151,305,589)		159,483,043

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND March 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — 40.2%

	Face Amount	Value
U.S. Treasury Bills	4.40%,
4.40%, 5/25/2023 (A)	$70,000,000	$69,531,855
4.54%, 4/13/2023 (A)	50,000,000	49,937,674

Total U.S. Treasury Obligations (Cost $119,467,116)		119,469,529

Total Investments - 93.9% (Cost $270,772,705)		$278,952,572

Other Assets & Liabilities, Net - 6.1%		17,973,687

Net Assets - 100.0%		$296,926,259

The open futures contracts held by the Fund at March 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI Emerging Markets	131	Jun-2023	$6,281,171	$6,520,525	$239,354
Nikkei 225 Index	24	Jun-2023	4,961,706	5,068,424	(15,566)
S&P 500 Index E-MINI	6	Jun-2023	1,167,257	1,241,325	74,068
S&P TSX 60 Index	18	Jun-2023	3,104,526	3,220,955	80,584
SPI 200 Index	20	Jun-2023	2,334,383	2,403,409	45,738
TOPIX Index	112	Jun-2023	16,677,000	16,900,169	(187,321)

			$34,526,043	$35,354,807	$236,857

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	06/21/23	EUR	3,000,000	USD	3,266,856	$(1,305)
JPMorgan Chase Bank	06/21/23	USD	15,723,633	GBP	13,000,000	338,283
Morgan Stanley	06/21/23	USD	21,478,027	JPY	2,850,000,000	239,121
Morgan Stanley	06/21/23	USD	59,565,209	EUR	55,500,000	895,773

						$1,471,872

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND March 31, 2023 (Unaudited)

The open OTC swap agreements held by the Fund at March 31, 2023, are as follows:

Total Return Swaps
	Reference								Upfront	Net Unrealized
	Entity/	Fund	Fund	Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Obligation	Pays	Receives	Frequency	Date	Currency	Amount	Fair Value	Receipts	(Depreciation)
Bank of America	AIR LIQUIDE SA	EURIB-1- MONTH	AI FP EQUITY	Annually	05/04/24	EUR	$4,770,838	$211,927	$–	$211,927
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	05/03/23	EUR	4,513,676	(199,973)	–	(199,973)
Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/11/23	GBP	2,368,494	167,236	–	167,236
Bank of America	Vinci SA	1-MONTH EURIBOR	DG FP EQUITY	Annually	07/05/23	EUR	1,019,272	218,721	–	218,721
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	07/05/23	EUR	3,828,308	755,129	–	755,129
Barclays	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/11/23	GBP	601,286	10,624	–	10,624
Credit Suisse	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	05/03/23	EUR	421,204	(53,092)	–	(53,092)
Credit Suisse	ENX FP Equity	1-Month LIBOR	ENX FP EQUIT	Annually	10/25/23	EUR	576,873	(95,184)	–	(95,184)
Credit Suisse	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/07/24	EUR	421,806	(2,776)	–	(2,776)
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/09/24	GBP	909,256	201,863	–	201,863
Goldman Sachs	ENX FP Equity	ENX FP EQUIT	1MLIBOR	Annually	10/25/23	EUR	678,605	(104,127)	–	(104,127)
Goldman Sachs	Euronext NV	1-DAY EUR-Euro	STRENX FP EQUITY	Annually	10/25/23	EUR	655,007	(49,591)	–	(49,591)
Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/25/23	EUR	3,954,512	(1,136,008)	–	(1,136,008)
Goldman Sachs	GSAIRNEW Index^	1MLIBOR	GSAIRNEW INDEX	Annually	03/06/24	EUR	589,761	–	–	–
Goldman Sachs	GSAIRNEW Index^	1-Month LIBOR	GSAIRNEW INDEX	Annually	03/06/24	EUR	–	12,492	–	12,492
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	08/02/23	GBP	1,170,848	568,631	–	568,631
Goldman Sachs	Pernod Ricard SA	1-Month LIBOR	RI FP EQUITY	Annually	10/07/24	EUR	632,254	48,184	–	48,184
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/07/24	EUR	2,542,693	1,010,718	–	1,010,718
JPMorgan Chase	Accor SA	AC FP EQUITY	1-Month LIBOR	Annually	02/08/24	EUR	2,731,742	268,671	–	268,671
JPMorgan Chase	Bureau Veritas SA	1-Month LIBOR	BVI FP EQUITY	Annually	12/30/24	EUR	604,124	57,681	–	57,681
JPMorgan Chase	Bureau Veritas SA	BVI FP EQUITY	1-Month LIBOR	Annually	12/30/24	EUR	3,474,980	384,149	–	384,149
JPMorgan Chase	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	12/20/23	USD	2,622,538	494,127	–	494,127
JPMorgan Chase	Schneider Electric	SU FP EQUITY	1-Month LIBOR	Annually	03/08/24	EUR	4,542,013	319,205	–	319,205
JPMorgan Chase	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	11/10/23	EUR	1,145,333	190,114	–	190,114
Morgan Stanley	Astrazeneca PLC	AZN LN EQUITY	1-Month LIBOR	Annually	10/07/24	GBP	4,316,738	1,755,128	–	1,755,128
Morgan Stanley	CLH PLC	CRH ID EQUITY	1-Month LIBOR	Annually	10/07/24	EUR	5,049,953	2,096,195	–	2,096,195
Morgan Stanley	CSI 500 NTR	SOFR-1D	CSIN0905 IND	Annually	03/16/25	USD	2,344,860	64,660	–	64,660
Morgan Stanley	LVMH Moet Hennessy	MC FP EQUITY	1-Month LIBOR	Annually	09/11/23	EUR	2,134,139	746,754	–	746,754
Morgan Stanley	Taiwan	2330 TT EQUITY	1-Month LIBOR	Annually	12/19/24	USD	746,482	(25,047)	–	(25,047)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND March 31, 2023 (Unaudited)

	Reference								Upfront	Net Unrealized
	Entity/	Fund	Fund	Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Obligation	Pays	Receives	Frequency	Date	Currency	Amount	Fair Value	Receipts	(Depreciation)
Morgan Stanley	Veolia Environment	VIE FP EQUITY	1-Month LIBOR	Annually	10/07/24	EUR	$7,582,746	$387,586	$–	$387,586
Morgan Stanley	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	12/20/23	EUR	705,174	189,867	–	189,867
UBS	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/25/23	EUR	427,634	(83,116)	–	(83,116)
UBS	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/11/23	GBP	356,575	11,723	–	11,723

							$68,439,724	$8,422,471	$–	$8,422,471

^ The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at March 31, 2023:

Equity Basket Swaps
Shares	Description	Notional Amount	Value	Percentage of Basket
GSAIRNEW
3,882,538	RWE AG	$69,544	$1,473	11.79%
12,264,540	Iberdrola SA	63,649	1,348	10.79%
3,918,131	Vestas Wind Systems A/S	47,302	1,002	8.02%
8,518,517	E.ON SE	44,266	938	7.51%
16,224,787	Enel SpA	41,254	874	7.00%
965,990	Orsted AS	34,189	724	5.80%
3,104,018	Siemens Energy AG	28,389	601	4.81%
7,964,013	Terna - Rete Elettrica Nazionale	27,227	577	4.62%
2,820,421	SSE PLC	26,105	553	4.43%
2,085,643	EDP Renovaveis SA	19,876	421	3.37%
273,976	Air Liquide SA	19,090	404	3.24%
457,069	Alfen N.V.	15,102	320	2.56%
1,973,475	Solaria Energia y Medio Ambiente SA	14,807	314	2.51%
1,976,446	Encavis AG	14,093	299	2.39%
24,646,430	NEL ASA	13,919	295	2.36%
367,065	Verbund AG	13,269	281	2.25%
155,084	Acciona SA	12,943	274	2.19%
5,064,368	EDP - Energias de Portugal SA	11,479	243	1.95%
166,943	Wacker Chemie AG	11,270	239	1.91%
1,631,736	Engie SA	10,746	228	1.82%
1,563,864	Nordex SE	9,550	202	1.62%
597,642	Neoen SA	7,818	166	1.33%
831,520	Enlight Renewable Energy Ltd	5,781	122	0.98%
454,958	ERG SpA	5,748	122	0.97%
288,651	Prysmian SpA	5,048	107	0.86%
1,026,922	PowerCell Sweden AB	4,845	103	0.82%
1,349,381	Scatec ASA	3,730	79	0.63%
7,110,007	ITM Power PLC	3,100	66	0.53%
1,447,228	Ceres Power Holdings PLC	2,905	62	0.49%
4,624,679	Aker Carbon Capture ASA	2,719	58	0.46%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND March 31, 2023 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

ADR — American Depositary Receipt

BBA — British Bankers Association

BZDIOVRA — Brazil Interbank Deposit Rate

Cl — Class

CMT — Constant Maturity

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — European Interbank Offered Rate

FTSE — Financial Times Stock Exchange Group

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

LLP — Limited Liability Partnership

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPI — Swiss Performance Index

SPDR — Standard & Poor’s Depositary Receipt

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corporation

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-004-0500

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 49.9%

	Shares	Value
China — 2.4%
Alibaba Group Holding *	40,300	$515,436
DiDi Global ADR *	101,878	387,136
Full Truck Alliance ADR *	72,979	555,370
New Oriental Education & Technology Group ADR *	22,660	874,903
PDD Holdings ADR *	7,039	534,260

		2,867,105

France — 1.6%
‘Airbus	14,521	1,941,425

Germany — 3.1%
Deutsche Telekom	150,772	3,654,514

India — 0.3%
ReNew Energy Global, Cl A *	53,347	299,810

Japan — 2.8%
Sony Group ADR	36,465	3,305,552

South Korea — 0.3%
Delivery Hero *	10,861	369,501

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing ADR	7,669	713,370

United States — 38.8%
Activision Blizzard	47,155	4,035,997
Amazon.com *	20,914	2,160,207
Aon, Cl A	9,357	2,950,169
Dollar Tree *	6,042	867,329
Freeport-McMoRan	15,528	635,251
GXO Logistics *(a)	11,006	555,363
Intercontinental Exchange	10,991	1,146,251
Linde	4,371	1,553,628
Marathon Oil	24,677	591,261
Mastercard, Cl A	6,444	2,341,814
Meta Platforms, Cl A *	7,268	1,540,380
Microsoft	9,940	2,865,702
Noble *	7,429	293,223
Perimeter Solutions	273,347	2,208,644
PureCycle Technologies *	33,362	233,534
RXO *	70,031	1,375,409
S&P Global	6,107	2,105,510

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
United States (continued)
ServiceNow *	3,199	$1,486,639
Six Flags Entertainment *	20,081	536,363
T-Mobile US *	32,449	4,699,913
Tradeweb Markets, Cl A	26,491	2,093,319
Transocean *	44,507	283,064
Uber Technologies *	27,778	880,563
Vistra	170,782	4,098,768
Wayfair, Cl A *	11,835	406,414
WillScot Mobile Mini Holdings, Cl A *	81,931	3,840,925

		45,785,640

Total Common Stock
(Cost $51,932,229)		58,936,917

U.S. TREASURY OBLIGATIONS — 40.5%

	Face Amount
U.S. Treasury Bills
4.40%, 5/25/2023 (A)	$11,000,000	10,926,435
4.51%, 4/13/2023 (A)	37,000,000	36,953,878

Total U.S. Treasury Obligations
(Cost $47,872,498)		47,880,313

WARRANTS — 0.3%

	Number of Warrants
United States — 0.3%
Perimeter Holdings, Expires 12/01/2022 *	76,161	13,052
PureCycle Technologies, Expires 03/20/2026 *	93,268	285,400

		298,452

Total Warrants
(Cost $941,135)		298,452

PURCHASED OPTIONS — 0.0%*

	Contracts	Value
Total Purchased Options
(Cost $232,299)	99	48,609

Total Investments - 90.7%
(Cost $100,978,161)		$107,164,291

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

WRITTEN OPTIONS — 0.0%*

	Contracts	Value
Total Written Options
(Proceeds $62,745)	(99)	$(6,501)

Other Assets & Liabilities, Net - 9.3%		10,947,860

Net Assets - 100.0%		$118,105,650

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.0%

Put Options
S&P 500 Index	22	$8,899,000	$4,045.00	4/22/2023	$35,640
S&P 500 Index	22	8,800,000	4,000.00	4/22/2023	8,184
S&P 500 Index	22	8,712,000	3,960.00	4/22/2023	4,620
S&P 500 Index	22	8,723,000	3,965.00	4/22/2023	110
S&P 500 Index	11	4,312,000	3,920.00	4/22/2023	55

		39,446,000			48,609

Total Purchased Options		$39,446,000			$48,609

WRITTEN OPTIONS — 0.0%

Put Options
S&P 500 Index	(11)	$(4,180,000)	3,800.00	04/22/23	$(55)
S&P 500 Index	(22)	(8,459,000)	3,845.00	04/22/23	(110)
S&P 500 Index	(22)	(8,448,000)	3,840.00	04/22/23	(880)
S&P 500 Index	(22)	(8,536,000)	3,880.00	04/22/23	(1,298)
S&P 500 Index	(22)	(8,624,000)	3,920.00	04/22/23	(4,158)

		(38,247,000)			(6,501)

Total Written Options		$(38,247,000)			$(6,501)

The open futures contracts held by the Fund at March 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Euro STOXX 50	73	Jun-2023	$3,228,512	$3,373,384	$115,644
FTSE 100 Index	25	Jun-2023	2,314,636	2,355,855	12,782
FTSE China A50	138	Apr-2023	1,814,239	1,836,228	21,989
Hang Seng Index NASDAQ 100	10	Apr-2023	1,295,428	1,304,539	9,119
Index E-MINI	3	Jun-2023	723,822	798,105	74,283
Nikkei 225 Index	10	Jun-2023	2,080,380	2,111,843	(19,488)
Nikkei 225 Index	13	Jun-2023	1,821,679	1,837,550	15,871
S&P 500 Index E-MINI	52	Jun-2023	10,436,068	10,758,150	322,081

			$23,714,764	$24,375,654	$552,281

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

The open forward foreign currency contracts held by the Fund at March 31, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	06/21/23	USD	114,708	JPY	15,000,000	$(407)
JPMorgan Chase Bank	06/21/23	HKD	21,000,000	USD	2,687,852	2,823
JPMorgan Chase Bank	06/21/23	JPY	260,000,000	USD	1,976,573	(4,640)
Morgan Stanley	06/21/23	USD	409,977	JPY	54,000,000	1,506
Morgan Stanley	06/21/23	USD	1,279,274	HKD	10,000,000	(689)
Morgan Stanley	06/21/23	USD	4,318,208	EUR	4,000,000	39,340
Morgan Stanley	06/21/23	EUR	9,700,000	USD	10,470,681	(96,373)

						$(58,440)

The open OTC swap agreements held by the Fund at March 31, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	BT GROUP PLC	SONIA-1D	3091357	Annually	03/22/25	GBP	$466,468	$17,813	$–	$17,813
Bank of America	LONDON STOCK EXCHAN	SONIA-1D	B0SWJX3	Annually	03/09/25	GBP	323,067	39,495	–	39,495
Bank of America	MITSUI OSK LINES LT	6597584	JPONMU	Annually	06/14/24	JPY	169,246,914	(150,410)	–	(150,410)
Bank of America	NIPPON YUSEN KK	6643960	JPONMU	Annually	09/30/24	JPY	137,706,053	(121,277)	–	(121,277)
Bank of America	RIO TINTO LTD	BBSW	6220103	Annually	11/18/24	AUD	1,562,339	86,869	–	86,869
Bank of America	SNOW PEAK INC	BSLVC23	JPONMU	Annually	04/15/24	JPY	83,908,235	147,981	–	147,981
Barclays	CAL-MAINE FOODS INC	128030202	USD-SOFR	Annually	12/30/24	USD	400,874	(20,606)	–	(20,606)
Goldman Sachs	Flutter Entertainment	GBP-SONIA	BWXC0Z1	Annually	06/02/25	GBP	719,346	122,015	–	122,015
Goldman Sachs	HIGH QUALITY STOCK	USD-SOFR	GSTHQUAL	Annually	03/16/25	USD	2,276,088	112,737	–	112,737
Goldman Sachs	JD SPORTS FASHION P	GBP-SONIA	BM8Q5M0	Annually	02/22/25	GBP	501,048	(12,417)	–	(12,417)
Goldman Sachs	OLD DOMINION FREIGHT	679580100	USD-SOFR	Annually	08/14/24	USD	792,738	(82,879)	–	(82,879)
Goldman Sachs	T-MOBILE US INC	872590104	USD-SOFR	Annually	09/05/24	USD	2,549,400	(100,593)	–	(100,593)
Goldman Sachs	ZALANDO SE	BQV0SV7	EUR-EuroSTR	Annually	11/19/24	EUR	296,478	(61,912)	–	(61,912)
JPMorgan Chase	GLENCORE PLC	SONIA-1D	B4T3BW6	Annually	05/16/24	GBP	1,428,323	(133,988)	–	(133,988)
JPMorgan Chase	THULE GROUP AB/THE	BSQXJ01	SEK-STIBOR	Annually	11/22/24	SEK	3,081,929	43,195	–	43,195
Morgan Stanley	COMPASS GROUP PLC	SONIA-1D	BD6K457	Annually	12/30/24	GBP	1,619,769	194,818	–	194,818

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	CRH PLC	EURIB-1M	4182249	Annually	01/04/25	EUR	$815,419	$83,736	$–	$83,736
Morgan Stanley	Energy Transfer LP	FEDEF-1D	29273V100	Annually	02/07/24	USD	2,513,612	74,050	–	74,050
Morgan Stanley	MSAIFINL ^^	FEDEF-1D	MSAIFINL	Annually	08/16/23	USD	2,512,197	(388,531)	–	(388,531)
Morgan Stanley	MSCI ACWI †	FEDEF-1D	M1CXADB	Annually	10/03/23	USD	10,246,645	(501,083)	–	(501,083)
Morgan Stanley	STXE 600 Banks	EURIB-1M	SX7P Index	Annually	09/29/23	EUR	345,699	21,506	–	21,506
Morgan Stanley	Topix Banks Index ###	MUTSC-1D	TPNBNK	Annually	12/25/24	JPY	131,059,589	134,051	–	134,051
Morgan Stanley	Toridoll Holdings Company	B0WHPP8	MUTSC-1D	Annually	03/12/24	JPY	62,511,001	(116,673)	–	(116,673)

								$(612,103)	$–	$(612,103)

† The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2023:

Equity Basket Swaps
Shares	Description	Notional Amount	Value	Percentage of Basket
MSCI ACWI
298	ABBOTT LABORATORIES	$40,429	$(1,977)	0.39%
29	ACCOR	31,035	(1,518)	0.30%
36	UMICORE	20,999	(1,027)	0.20%
27	ADECCO GROUP	12,982	(635)	0.13%
275	ADVANCED MICRO DEVICES	11,808	(577)	0.12%
31	ADVANTEST CORP	11,272	(551)	0.11%
306	AEGON	9,627	(471)	0.09%
28	AGEAS	7,426	(363)	0.07%
78	AGNICO EAGLE MINES	7,244	(354)	0.07%
179	AHOLD DELHAIZE	6,779	(331)	0.07%
89	AIR LIQUIDE	6,585	(322)	0.06%
38	AIR PRODUCTS & CHEMICALS	6,492	(317)	0.06%
25	AISIN CORP	5,686	(278)	0.06%
78	AJINOMOTO CO	5,226	(256)	0.05%
31	AKZO NOBEL	5,218	(255)	0.05%
27	ANA HOLDINGS	5,189	(254)	0.05%
69	ALLIANZ	4,935	(241)	0.05%
115	HONEYWELL INTERNATIONAL	4,430	(217)	0.04%
64	HOWMET AEROSPACE	4,424	(216)	0.04%
254	AMCOR	4,411	(216)	0.04%
47	HESS	4,285	(210)	0.04%
301	BARRICK GOLD CORP	4,101	(201)	0.04%
88	AMERICAN ELECTRIC POWER	4,045	(198)	0.04%
108	AMERICAN EXPRESS	3,959	(194)	0.04%
101	AFLAC	3,948	(193)	0.04%
127	AMERICAN INTL GROUP	3,886	(190)	0.04%
91	AMGEN	3,870	(189)	0.04%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

Shares	Description	Notional Amount	Value	Percentage of Basket
346	HANG LUNG PROPERTIES	$3,658	$(179)	0.04%
87	ANALOG DEVICES	3,591	(176)	0.04%
19	AFRICAN RAINBOW MINERALS	3,590	(176)	0.04%
511	ANZ GROUP HOLDINGS	3,518	(172)	0.03%
35	AON PLC A	3,319	(162)	0.03%
2,717	APPLE	3,286	(161)	0.03%
94	ARCHER-DANIELS-MIDLAND	3,285	(161)	0.03%
11	ARROW ELECTRONICS	3,266	(160)	0.03%
78	ASAHI GROUP HOLDINGS	3,223	(158)	0.03%
214	ASAHI KASEI CORP	3,067	(150)	0.03%
33	AGC	3,059	(150)	0.03%
190	ASSICURAZIONI GENERALI	3,017	(148)	0.03%
459	ATLAS COPCO A	3,013	(147)	0.03%
267	ATLAS COPCO B	3,006	(147)	0.03%
71	AUTOMATIC DATA PROCESS	2,976	(146)	0.03%
14	AVERY DENNISON CORP	2,954	(144)	0.03%
321	AXA	2,934	(143)	0.03%
37	JULIUS BAER GROUP	2,925	(143)	0.03%
171	BAKER HUGHES CO	2,917	(143)	0.03%
8	BALOISE HOLDING	2,845	(139)	0.03%
2,757	INTESA SANPAOLO	2,831	(138)	0.03%
1,030	BBVA	2,776	(136)	0.03%
2,868	BANCO SANTANDER	2,740	(134)	0.03%

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2023:

Equity Basket Swaps
Shares	Description	Notional Amount	Value	Percentage of Basket
MSAIFNL
12,513	Blackstone Inc	$146,250	$(15,111)	4.83%
6,348	Progressive Corp/The	120,836	(12,485)	3.99%
2,677	Aon PLC	112,305	(11,603)	3.71%
2,707	Ameriprise Financial Inc	110,398	(11,406)	3.65%
2,198	Mastercard Inc	106,284	(10,981)	3.51%
4,681	Marsh & McLennan Cos Inc	103,735	(10,718)	3.43%
2,358	Moody’s Corp	96,014	(9,920)	3.17%
13,068	Nasdaq Inc	95,061	(9,822)	3.14%
3,065	Visa Inc	91,948	(9,500)	3.04%
3,877	American Express Co	85,092	(8,792)	2.81%
5,304	Intercontinental Exchange Inc	73,602	(7,605)	2.43%
2,807	Chubb Ltd	72,525	(7,493)	2.40%
8,418	Aflac Inc	72,268	(7,467)	2.39%
5,416	Discover Financial Services	71,228	(7,359)	2.35%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

Shares	Description	Notional Amount	Value	Percentage of Basket
1,607	Goldman Sachs Group Inc/The	$69,944	$(7,227)	2.31%
2,894	Travelers Cos Inc/The	66,005	(6,820)	2.18%
736	BlackRock Inc	65,528	(6,770)	2.17%
7,066	Hartford Financial Services Group Inc/The	65,522	(6,770)	2.17%
6,381	Principal Financial Group Inc	63,101	(6,520)	2.09%
2,450	CME Group Inc	62,434	(6,451)	2.06%
7,992	MetLife Inc	61,613	(6,366)	2.04%
3,522	JPMorgan Chase & Co	61,067	(6,310)	2.02%
3,928	Allstate Corp/The	57,915	(5,984)	1.91%
4,213	Capital One Financial Corp	53,905	(5,569)	1.78%
3,391	T Rowe Price Group Inc	50,941	(5,263)	1.68%
20,347	Regions Financial Corp	50,248	(5,192)	1.66%
14,470	Ally Financial Inc	49,077	(5,071)	1.62%
12,789	Bank of America Corp	48,668	(5,028)	1.61%
6,891	Charles Schwab Corp/The	48,027	(4,962)	1.59%
6,859	American International Group Inc	45,961	(4,749)	1.52%
11,592	Synchrony Financial	44,853	(4,634)	1.48%
2,609	PNC Financial Services Group Inc/The	44,123	(4,559)	1.46%
7,453	Brighthouse Financial Inc	43,743	(4,520)	1.45%
6,987	Bank of New York Mellon Corp/The	42,245	(4,365)	1.40%
3,590	Northern Trust Corp	42,098	(4,350)	1.39%
11,244	Franklin Resources Inc	40,305	(4,164)	1.33%
11,350	Fifth Third Bancorp	40,232	(4,157)	1.33%
3,588	Prudential Financial Inc	39,501	(4,081)	1.31%
3,847	State Street Corp	38,744	(4,003)	1.28%
25,489	Huntington Bancshares Inc/OH	37,985	(3,925)	1.26%
9,115	Citizens Financial Group Inc	36,834	(3,806)	1.22%
7,340	Wells Fargo & Co	36,507	(3,772)	1.21%
7,510	US Bancorp	36,024	(3,722)	1.19%
5,579	Citigroup Inc	34,808	(3,596)	1.15%
7,228	Truist Financial Corp	32,796	(3,388)	1.08%
18,837	KeyCorp	31,380	(3,242)	1.04%
19,952	Western Union Co/The	29,601	(3,058)	0.98%
13,068	Invesco Ltd	28,516	(2,946)	0.94%
6,953	Zions Bancorp NA	27,690	(2,861)	0.92%
4,013	Comerica Inc	23,185	(2,395)	0.77%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

### The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2023:

Equity Basket Swaps
Shares	Description	Notional Amount	Value	Percentage of Basket
TPNBNK
8,247	Mitsubishi UFJ Financial Group Inc	$40,259,752	$41,179	30.72%
962	Sumitomo Mitsui Financial Group Inc	29,352,491	30,022	22.40%
1,904	Mizuho Financial Group Inc	20,591,696	21,062	15.71%
239	Sumitomo Mitsui Trust Holdings Inc	6,256,709	6,400	4.77%
1,664	Resona Holdings Inc	6,128,007	6,268	4.68%
375	Japan Post Bank Co Ltd	2,337,959	2,391	1.78%
726	Concordia Financial Group Ltd	2,039,147	2,086	1.56%
367	Chiba Bank Ltd/The	1,806,524	1,848	1.38%
298	Shizuoka Financial Group Inc	1,629,265	1,666	1.24%
105	Fukuoka Financial Group Inc	1,542,801	1,578	1.18%
42	Bank of Kyoto Ltd/The	1,500,980	1,535	1.15%
653	Mebuki Financial Group Inc	1,218,922	1,247	0.93%
83	Aozora Bank Ltd	1,143,678	1,170	0.87%
270	Hachijuni Bank Ltd/The	894,197	915	0.68%
472	Seven Bank Ltd	719,719	736	0.55%
145	Yamaguchi Financial Group Inc	679,726	695	0.52%
157	Iyogin Holdings Inc	678,467	694	0.52%
256	Gunma Bank Ltd/The	651,749	667	0.50%
232	Kyushu Financial Group Inc	636,285	651	0.49%
172	Hirogin Holdings Inc	619,209	633	0.47%
111	Chugin Financial Group Inc	567,437	580	0.43%
42	77 Bank Ltd/The	524,799	537	0.40%
83	Nishi-Nippon Financial Holdings Inc	522,291	534	0.40%
39	SBI Shinsei Bank Ltd	521,684	534	0.40%
84	Hokuhoku Financial Group Inc	445,761	456	0.34%
47	Kiyo Bank Ltd/The	402,510	412	0.31%
82	San-In Godo Bank Ltd/The	350,647	359	0.27%
21	Daishi Hokuetsu Financial Group Inc	344,001	352	0.26%
22	Shiga Bank Ltd/The	337,785	345	0.26%
200	North Pacific Bank Ltd	319,362	327	0.24%
116	Suruga Bank Ltd	310,075	317	0.24%
17	Juroku Financial Group Inc	277,474	284	0.21%
20	Nanto Bank Ltd/The	265,136	271	0.20%
124	Hyakugo Bank Ltd/The	264,616	271	0.20%
11	Hokkoku Financial Holdings Inc	264,253	270	0.20%
25	Ogaki Kyoritsu Bank Ltd/The	258,089	264	0.20%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

Shares	Description	Notional Amount	Value	Percentage of Basket
17	Tokyo Kiraboshi Financial Group Inc	$254,773	$261	0.19%
18	Aichi Financial Group Inc	228,118	233	0.17%
169	Senshu Ikeda Holdings Inc	225,210	230	0.17%
19	Awa Bank Ltd/The	218,455	223	0.17%
106	TOMONY Holdings Inc	216,293	221	0.17%
17	Musashino Bank Ltd/The	216,238	221	0.16%
60	Keiyo Bank Ltd/The	196,394	201	0.15%
16	Procrea Holdings Inc	195,373	200	0.15%
30	Bank of the Ryukyus Ltd	160,880	165	0.12%
9	Bank of Nagoya Ltd/The	157,629	161	0.12%
13	Okinawa Financial Group Inc	150,259	154	0.11%
104	Toho Bank Ltd/The	130,129	133	0.10%
12	Hyakujushi Bank Ltd/The	126,957	130	0.10%
9	Miyazaki Bank Ltd/The	115,812	118	0.09%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

ADR — American Depositary Receipt

BBA — British Bankers Association

BZDIOVRA — Brazil Interbank Deposit Rate

Cl — Class

CMT— Constant Maturity

ETF — Exchange Traded Fund

EURIBOR — European Interbank Offered Rate

FTSE — Financial Times Stock Exchange Group

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

LLP — Limited Liability Partnership

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Interbank Average Rate

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2023 (Unaudited)

SPI — Swiss Performance Index

SPDR — Standard & Poor’s Depositary Receipt

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corporation

Amounts designated as “—” are $0.

API-QH-001-0900